FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Amounts due to banks	$ 23,347	$ 70,962
Payables from securities financing transactions measured at amortized cost	14,833	14,394
Cash collateral payables on derivative instruments	35,490	41,582
Customer deposits	745,777	792,029
Debt issued measured at amortized cost	214,219	237,817
Other financial liabilities measured at amortized cost excluding lease liabilities	16,400	15,300
Not measured at fair value
Carrying amount
Amounts due to banks	23,400	71,000
Payables from securities financing transactions measured at amortized cost	14,800	14,400
Cash collateral payables on derivative instruments	35,500	41,500
Customer deposits	746,600	792,900
Debt issued measured at amortized cost	220,600	241,300
Other financial liabilities measured at amortized cost excluding lease liabilities	16,400	15,200
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	16,200	62,700
Payables from securities financing transactions measured at amortized cost	7,100	8,100
Cash collateral payables on derivative instruments	35,500	41,500
Customer deposits	673,900	694,100
Debt issued measured at amortized cost	19,600	24,700
Other financial liabilities measured at amortized cost excluding lease liabilities	15,000	13,400
Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	0	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost excluding lease liabilities	0	0
Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	7,200	8,300
Payables from securities financing transactions measured at amortized cost	7,500	5,900
Cash collateral payables on derivative instruments	0	0
Customer deposits	72,600	98,700
Debt issued measured at amortized cost	201,000	216,300
Other financial liabilities measured at amortized cost excluding lease liabilities	100	0
Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	200	400
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Debt issued measured at amortized cost	0	100
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 1,300	$ 1,700